UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-4871

General California Municipal Money Market Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	5/31/10

FORM N-CSR

Item 1.	Reports to Stockholders.

General California
Municipal Money
Market Fund

SEMIANNUAL REPORT May 31, 2010

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
20	Statement of Assets and Liabilities
21	Statement of Operations
22	Statement of Changes in Net Assets
23	Financial Highlights
25	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

General California
Municipal Money Market Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for General California Municipal Money Market Fund, covering the six-month period from December 1, 2009, through May 31, 2010.

Psychology historically has played an important role in how investors—especially individual investors—perceive the financial markets and make asset allocation decisions. Unlike the purely rational investor who, in an ideal world, would seek investments that potentially can deliver the best risk/return characteristics, the everyday investor typically has been influenced by emotions. Currently, investors’ emotions appear to be deeply divided, with a large number still seeking low risk investments (such as cash instruments), and others favoring higher risk investments (such as smaller-cap and emerging market stocks). Meanwhile, investment classes in the middle of the risk spectrum seemingly have been largely avoided.

It is important to note that investor sentiment often lags the economic cycle.That’s why we continue to stress the importance of a long-term, well balanced asset allocation strategy that can help cushion the volatility produced by the emotional swings of the financial markets. If you have not revisited your investment portfolio recently, we urge you to speak with your financial advisor about taking advantage of long-term market fundamentals rather than remaining susceptible to the effects of emotional reactions to short-term developments.

For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
June 15, 2010

DISCUSSION OF FUND PERFORMANCE

For the period of December 1, 2009, through May 31, 2010, as provided by Joseph Irace, Senior Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended May 31, 2010, General California Municipal Money Market Fund’s Class A and Class B shares produced annualized yields of 0.00% and 0.00%, respectively.Taking into account the effects of compounding, the fund’s Class A and Class B shares produced annualized effective yields of 0.00% and 0.00%, respectively.1

With the overnight federal funds rate remaining unchanged in a range between 0% and 0.25% during the reporting period, yields of tax-exempt money market instruments stayed at historically low levels. Supply-and-demand factors also continued to contribute to low yields.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal and California state personal income taxes to the extent consistent with the preservation of capital and the maintenance of liquidity.

In pursuing this objective, we employ two primary strategies. First, we normally attempt to add value by constructing a portfolio of high-quality, municipal money market instruments that provide income exempt from federal and California state personal income taxes. Second, we actively manage the fund’s average maturity based on our anticipation of supply-and-demand changes in California’s short-term municipal marketplace.

For example, if we expect an increase in short-term supply, we may decrease the average maturity of the fund, which could enable us to take advantage of opportunities when short-term supply increases. Generally, yields tend to rise when there is an increase in new-issue supply competing for investor interest. New securities that are generally issued with maturities in the one-year range may in turn lengthen the fund’s weighted average maturity if purchased. If we anticipate limited new-issue supply, we may then look to extend the fund’s average maturity to maintain then-current yields for as long as we

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

believe practical. In addition, we try to maintain an average maturity that reflects our view of short-term interest-rate trends and future supply-and-demand considerations.

Money Market Yields Hovered Near Historical Lows

The reporting period began in the midst of an economic recovery. Although unemployment remained stubbornly high, manufacturing activity rebounded, helping to bolster confidence among consumers, businesses and investors.

Still, the economic rebound has been milder than most previous recoveries. Indeed, new developments during the reporting period, including turmoil in European debt markets, added to ongoing global economic concerns. In light of these challenges and their potentially dampening influence on the U.S. economy, the Federal Reserve Board (the “Fed”) retained its aggressively accommodative monetary policy.

In the national municipal securities market, the supply of variable-rate demand notes and tender option bonds remained relatively low, due mainly to tighter lending restrictions and credit-rating downgrades. Instead, issuers turned to longer-term bonds, including taxable securities through the federally subsidized Build America Bonds program. Meanwhile, demand for tax-exempt money market instruments remained robust, putting additional downward pressure on already low tax-exempt money market yields.

Finally, most states and municipalities have continued to face fiscal challenges stemming from lower-than-projected tax receipts and greater demand for services, further limiting the supply of instruments meeting our investment criteria. California faces a budget deficit of roughly $19 billion, which appears likely to be addressed through major cuts in health and welfare programs.

In-House Research Supported Credit Quality

We proceeded cautiously in this challenging environment.The in-depth, independent research conducted by our credit analysts into the fiscal health of the issuers we consider led us to focus on direct, high-quality municipal obligations during the reporting period. We favored instruments backed by pledged tax appropriations, such as school districts with stable tax bases, or revenues from facilities providing essential services. We generally shied away from instruments issued by entities that depend heavily on state aid.

With interest rates remaining near historical lows, municipal money market funds generally have maintained short weighted average maturities compared to historical norms.The fund was no exception, as we set its weighted average maturity in a range that was roughly in line with industry averages. In addition, we prepared the fund for new government regulations that took effect during the reporting period, including a reduction in the fund’s maximum weighted average maturity from 90 days to 60 days.

Safety and Liquidity Remain Paramount

The Fed has repeatedly indicated that it is likely to keep short-term interest rates near historical lows for an extended period.Therefore, we believe the prudent course continues to be an emphasis on preservation of capital and liquidity.

However, we expect the supply of newly issued tax-exempt money market instruments to trend higher in the months ahead, which could support higher yields. We also are mindful that, when the Fed eventually begins to raise the federal funds rate, a relatively defensive maturity-management strategy may enable the fund to capture higher yields more quickly as they become available.

June 15, 2010

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Short-term municipal securities holdings, while rated in the highest rating category by one or more NRSRO (or unrated, if deemed of comparable quality by Dreyfus), involve credit and liquidity risks and risk of principal loss.

1	Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate. Income may be subject to state and local taxes for non-California residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors.Yields provided for the fund’s Class A and Class B shares reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to a voluntary undertaking that may be extended, terminated or modified at any time. Had these expenses not been absorbed, fund yields would have been lower.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in General California Municipal Money Market Fund from December 1, 2009 to May 31, 2010. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2010

	Class A	Class B
Expenses paid per $1,000†	$ 1.99	$ 1.99
Ending value (after expenses)	$1,000.00	$1,000.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2010

	Class A	Class B
Expenses paid per $1,000†	$ 2.02	$ 2.02
Ending value (after expenses)	$1,022.94	$1,022.94

† Expenses are equal to the fund’s annualized expense ratio of .40% for Class A shares and .40% for Class B shares, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
May 31, 2010 (Unaudited)

Short-Term	Coupon	Maturity	Principal
Investments—98.7%	Rate (%)	Date	Amount ($)		Value ($)
California—96.2%
ABAG Finance Authority for
Nonprofit Corporations, Revenue
(Northbay Healthcare Group)
(LOC; JPMorgan Chase Bank)	0.32	6/7/10	2,200,000	[a]	2,200,000
Alameda County Industrial
Development Authority, Revenue
(Golden West Paper Converting
Corporation Project) (LOC;
Comerica Bank)	0.45	6/7/10	3,315,000	[a]	3,315,000
Alameda County Industrial
Development Authority, Revenue
(Oakland Pallet Company, Inc.
Project) (LOC; Comerica Bank)	0.45	6/7/10	2,340,000	[a]	2,340,000
Alameda County Industrial
Development Authority, Revenue
(P.J.’s Lumber, Inc. Project)
(LOC; Comerica Bank)	0.60	6/7/10	1,905,000	[a]	1,905,000
Alameda County Industrial
Development Authority, Revenue
(Pacific Paper Tube, Inc. Project)
(LOC; Wells Fargo Bank)	0.30	6/7/10	2,075,000	[a]	2,075,000
Alameda County Industrial
Development Authority, Revenue
(Plastikon Industries Inc. Project)
(LOC; California State Teachers
Retirement System)	0.45	6/7/10	2,960,000	[a]	2,960,000
Alameda County Industrial
Development Authority, Revenue
(Spectrum Label Corporation
Project) (LOC; Bank of the West)	0.40	6/7/10	2,700,000	[a]	2,700,000
Alameda County Industrial
Development Authority, Revenue
(Tool Family Partnership Project)
(LOC; Wells Fargo Bank)	0.30	6/7/10	1,635,000	[a]	1,635,000
Alameda County Industrial
Development Authority, Revenue
(Unique Elevator Interiors, Inc.
Project) (LOC; Comerica Bank)	0.45	6/7/10	2,570,000	[a]	2,570,000

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
California (continued)
Alameda County Industrial
Development Authority, Revenue
(United Manufacturing
Assembly, Inc. Project) (LOC;
Wells Fargo Bank)	0.32	6/7/10	2,000,000	[a]	2,000,000
California,
Economic Recovery Bonds
(Insured; Assured Guaranty
Municipal Corp. and Liquidity
Facility; Dexia Credit Locale)	0.32	6/7/10	4,800,000	[a]	4,800,000
California,
Economic Recovery Bonds (LOC;
JPMorgan Chase Bank)	0.25	6/1/10	10,200,000	[a]	10,200,000
California,
GO Notes (Kindergarten-University)
(LOC: California State Teachers
Retirement System and Citibank NA)	0.24	6/1/10	14,000,000	[a]	14,000,000
California,
GO Notes
(Kindergarten-University)
(LOC; Citibank NA)	0.25	6/1/10	6,900,000	[a]	6,900,000
California,
GO Notes (LOC; Citibank NA)	0.28	6/7/10	7,000,000	[a]	7,000,000
California Department of Water
Resources, Water Revenue, CP
(Liquidity Facility; Landesbank
Hessen-Thuringen Girozentrale)	0.45	6/7/10	2,000,000		2,000,000
California Economic Development
Financing Authority, IDR (Volk
Enterprises, Inc. Project)
(LOC; JPMorgan Chase Bank)	0.35	6/7/10	1,900,000	[a]	1,900,000
California Economic Development
Financing Authority, IDR
(Vortech Engineering, Inc.
Project) (LOC; U.S. Bank NA)	0.32	6/7/10	1,790,000	[a]	1,790,000
California Educational Facilities
Authority, Revenue (Chapman
University) (LOC; Bank of America)	0.26	6/1/10	5,250,000	[a]	5,250,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
California (continued)
California Educational Facilities
Authority, Revenue (Chapman
University) (LOC; Bank of America)	0.26	6/1/10	5,580,000	[a]	5,580,000
California Educational Facilities
Authority, Revenue, CP
(Stanford University)	0.30	11/19/10	8,400,000		8,400,000
California Enterprise Development
Authority, IDR (JBR, Inc.
Project) (LOC; U.S. Bank NA)	0.41	6/7/10	10,000,000	[a]	10,000,000
California Enterprise Development
Authority, IDR (Le Chef Bakery
Project) (LOC; U.S. Bank NA)	0.41	6/7/10	6,490,000	[a]	6,490,000
California Infrastructure and
Economic Development Bank, IDR
(Chaparral Property Project)
(LOC; Comerica Bank)	0.50	6/7/10	1,300,000	[a]	1,300,000
California Infrastructure and
Economic Development Bank, IDR
(G&G Specialty Foods, Inc.
Project) (LOC; Comerica Bank)	0.50	6/7/10	1,397,050	[a]	1,397,050
California Infrastructure and
Economic Development Bank, IDR
(Hydro System, Inc. Project)
(LOC; Comerica Bank)	0.50	6/7/10	1,460,000	[a]	1,460,000
California Infrastructure and
Economic Development Bank, IDR
(International Raisins, Inc.
Project) (LOC; M&T Bank)	0.60	6/7/10	3,750,000	[a]	3,750,000
California Infrastructure and
Economic Development Bank, IDR
(Starter and Alternator
Exchange, Inc. Project)
(LOC; California State
Teachers Retirement System)	0.35	6/7/10	5,000,000	[a]	5,000,000
California Infrastructure and
Economic Development
Bank, IDR (Studio Moulding
Project) (LOC; Comerica Bank)	0.50	6/7/10	2,715,000	[a]	2,715,000

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
California (continued)
California Infrastructure and
Economic Development Bank, IDR
(Surtec, Inc. Project) (LOC;
Wells Fargo Bank)	0.39	6/7/10	1,650,000	[a]	1,650,000
California Infrastructure and
Economic Development Bank,
Revenue (7/11 Materials, Inc.
Project) (LOC; California State
Teachers Retirement System)	0.39	6/7/10	1,990,000	[a]	1,990,000
California Infrastructure and
Economic Development
Bank, Revenue (California
Academy of Sciences,
San Francisco, California)
(LOC; Allied Irish Banks)	1.15	6/1/10	1,200,000	[a]	1,200,000
California Infrastructure and
Economic Development Bank,
Revenue (San Francisco Ballet
Association) (LOC; Allied
Irish Banks)	1.15	6/1/10	24,765,000	[a]	24,765,000
California Pollution Control
Financing Authority, PCR
(Evergreen Oil, Inc. Project)
(LOC; Bank of The West)	0.38	6/7/10	4,830,000	[a]	4,830,000
California Pollution Control
Financing Authority, SWDR
(Ag Resources, III LLC Project)
(LOC; CoBank ACB)	0.38	6/7/10	2,780,000	[a]	2,780,000
California Pollution Control
Financing Authority, SWDR
(Bay Counties Waste
Services, Inc. Project)
(LOC; Comerica Bank)	0.45	6/7/10	4,665,000	[a]	4,665,000
California Pollution Control
Financing Authority, SWDR
(Blue Line Transfer, Inc. Project)
(LOC; Union Bank of California)	0.38	6/7/10	700,000	[a]	700,000
California Pollution Control
Financing Authority, SWDR
(Blue Line Transfer, Inc. Project)
(LOC; Union Bank of California)	0.38	6/7/10	4,420,000	[a]	4,420,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
California (continued)
California Pollution Control
Financing Authority, SWDR
(Blue Line Transfer, Inc. Project)
(LOC; Union Bank of California)	0.38	6/7/10	2,500,000	[a]	2,500,000
California Pollution Control
Financing Authority, SWDR
(Burrtec Waste Industries, Inc.
Project) (LOC; U.S. Bank NA)	0.33	6/7/10	450,000	[a]	450,000
California Pollution Control
Financing Authority, SWDR
(Chicago Grade Landfill, Inc.
Project) (LOC; Comerica Bank)	0.45	6/7/10	490,000	[a]	490,000
California Pollution Control
Financing Authority, SWDR
(CR&R Inc. Project) (LOC;
Bank of the West)	0.38	6/7/10	7,840,000	[a]	7,840,000
California Pollution Control
Financing Authority, SWDR
(CR&R Inc. Project) (LOC;
Bank of the West)	0.38	6/7/10	24,310,000	[a]	24,310,000
California Pollution Control
Financing Authority, SWDR
(Desert Properties LLC Project)
(LOC; Union Bank of California)	0.38	6/7/10	4,485,000	[a]	4,485,000
California Pollution Control
Financing Authority, SWDR
(GreenWaste Recovery, Inc.
Project) (LOC; Comerica Bank)	0.45	6/7/10	5,730,000	[a]	5,730,000
California Pollution Control
Financing Authority, SWDR
(GreenWaste Recovery, Inc.
Project) (LOC; Comerica Bank)	0.45	6/7/10	2,920,000	[a]	2,920,000
California Pollution Control
Financing Authority, SWDR
(GreenWaste Recovery, Inc.
Project) (LOC; Comerica Bank)	0.45	6/7/10	1,245,000	[a]	1,245,000
California Pollution Control
Financing Authority, SWDR
(Marin Sanitary Service
Project) (LOC; Comerica Bank)	0.45	6/7/10	7,135,000	[a]	7,135,000

The Fund	11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
California (continued)
California Pollution Control
Financing Authority, SWDR
(Mid-Valley Disposal Project)
(LOC; Union Bank of California)	0.38	6/7/10	3,260,000	[a]	3,260,000
California Pollution Control
Financing Authority, SWDR
(Mission Trail Waste Systems, Inc.
Project) (LOC; Comerica Bank)	0.45	6/7/10	2,805,000	[a]	2,805,000
California Pollution Control
Financing Authority, SWDR
(Mottra Corporation Project)
(LOC; Wells Fargo Bank)	0.38	6/7/10	1,005,000	[a]	1,005,000
California Pollution Control
Financing Authority, SWDR
(Napa Recycling and Waste
Services, LLC Project) (LOC;
Union Bank of California)	0.38	6/7/10	6,300,000	[a]	6,300,000
California Pollution Control
Financing Authority, SWDR
(Pena’s Disposal, Inc.
Project) (LOC; Comerica Bank)	0.45	6/7/10	2,135,000	[a]	2,135,000
California Pollution Control
Financing Authority, SWDR
(Rainbow Disposal Company Inc.
Project) (LOC; Union
Bank of California)	0.38	6/7/10	17,815,000	[a]	17,815,000
California Pollution Control
Financing Authority, SWDR
(Solid Wastes of Willits, Inc.
Project) (LOC; Union
Bank of California)	0.38	6/7/10	2,035,000	[a]	2,035,000
California Pollution Control
Financing Authority, SWDR
(Solid Wastes of Willits, Inc.
Project) (LOC; Union
Bank of California)	0.38	6/7/10	3,870,000	[a]	3,870,000
California Pollution Control
Financing Authority, SWDR
(South Lake Refuse Company,
LLC Project) (LOC; Union Bank
of California)	0.38	6/7/10	2,880,000	[a]	2,880,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
California (continued)
California Pollution Control
Financing Authority, SWDR
(South Tahoe Refuse Company
Project) (LOC; Union
Bank of California)	0.38	6/7/10	3,000,000	[a]	3,000,000
California Pollution Control
Financing Authority, SWDR
(Sunset Waste Paper, Inc.
Project) (LOC; Comerica Bank)	0.45	6/7/10	4,646,000	[a]	4,646,000
California Pollution Control
Financing Authority, SWDR
(Sunset Waste Paper, Inc.
Project) (LOC; Comerica Bank)	0.45	6/7/10	4,510,000	[a]	4,510,000
California Pollution Control
Financing Authority, SWDR
(Upper Valley Disposal Service
Project) (LOC; Union
Bank of California)	0.38	6/7/10	1,940,000	[a]	1,940,000
California Pollution Control
Financing Authority, SWDR
(Valley Vista Services, Inc.
Project) (LOC; Comerica Bank)	0.45	6/7/10	2,920,000	[a]	2,920,000
California Pollution Control
Financing Authority, SWDR
(West Valley MRF, LLC Project)
(LOC; Union Bank of California)	0.38	6/7/10	5,200,000	[a]	5,200,000
California School Cash Reserve
Program Authority, Revenue	2.50	12/30/10	22,250,000		22,441,926
California Statewide Communities
Development Authority, IDR
(American Modular System
Project) (LOC; Bank of the West)	0.42	6/7/10	3,300,000	[a]	3,300,000
California Statewide Communities
Development Authority, MFHR
(Lake Merritt Apartments)
(LOC; U.S. Bank NA)	0.35	6/7/10	3,700,000	[a]	3,700,000
California Statewide Communities
Development Authority, MFHR
(Pittsburg Plaza Apartments)
(LOC; FHLB)	0.35	6/7/10	4,600,000	[a]	4,600,000

The Fund	13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
California (continued)
California Statewide Communities
Development Authority, MFHR
(Seminole Gardens Apartments)
(LOC; FHLB)	0.35	6/7/10	2,935,000	[a]	2,935,000
California Statewide Communities
Development Authority,
Revenue, CP (Kaiser Permanente)	0.31	8/5/10	14,600,000		14,600,000
California Statewide Communities
Development Authority,
Revenue, Refunding (University
Retirement Community at Davis
Project) (LOC; Bank of America)	0.25	6/1/10	14,100,000	[a]	14,100,000
Commerce Joint Powers Financing
Authority, IDR (Precision Wire
Products, Inc. Project) (LOC;
Bank of America)	0.32	6/7/10	910,000	[a]	910,000
Contra Costa County,
COP (Concord Healthcare
Center, Inc.) (LOC;
Bank of America)	0.45	6/7/10	810,000	[a]	810,000
Deutsche Bank Spears/Lifers Trust
(Anaheim Redevelopment Agency,
Tax Allocation Revenue, Refunding
(Anaheim Merged Redevelopment
Project Area)) (Liquidity Facility;
Deutsche Bank AG and LOC;
Deutsche Bank AG)	0.32	6/7/10	12,100,000	[a,b]	12,100,000
Grant Joint Union High School
District, COP (School Facility
Bridge Fund Program) (Insured;
Assured Guaranty Municipal
Corp. and Liquidity Facility;
Dexia Credit Locale)	0.36	6/7/10	5,420,000	[a]	5,420,000
Irvine Ranch Water District,
GO (Improvement District
Numbers 105, 140, 240 and 250)
(LOC; Bank of America)	0.26	6/1/10	4,100,000	[a]	4,100,000
Kern County,
GO Notes, TRAN	2.50	6/30/10	26,650,000		26,685,830

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
California (continued)
Long Beach,
GO Notes, TRAN	2.50	9/30/10	2,600,000		2,617,132
Los Angeles Community
Redevelopment Agency, COP
(Broadway-Spring Center
Project) (LOC; Comerica Bank)	0.77	6/7/10	3,600,000	[a]	3,600,000
Los Angeles County Metropolitan
Transportation Authority,
Proposition C Sales Tax
Revenue, Refunding (Liquidity
Facility; Bank of Nova Scotia)	0.28	6/1/10	16,400,000	[a]	16,400,000
Los Angeles Department of Water
and Power, Power System
Revenue (Liquidity Facility:
California Public Employees
Retirement System, California
State Teachers Retirement System
and Royal Bank of Canada)	0.25	6/1/10	6,500,000	[a]	6,500,000
Los Angeles Industrial Development
Authority, Empowerment Zone
Facility Revenue (Megatoys
Project) (LOC; California State
Teachers Retirement System)	0.46	6/7/10	3,000,000	[a]	3,000,000
Los Angeles Regional Airports
Improvement Corporation,
Facilities Sublease Revenue
(Los Angeles International
Airport) (LOC; Societe Generale)	0.25	6/1/10	5,000,000	[a]	5,000,000
Macon Trust Various Certificates
(Tustin Unified School District,
Special Tax Revenue) (Liquidity
Facility; Bank of America and
LOC; Bank of America)	0.31	6/7/10	13,095,000	[a,b]	13,095,000
Puttable Floating Option Tax Exempt
Receipts (California Statewide
Communities Development Authority,
MFHR (La Mision Village Apartments
Project)) (Liquidity Facility;
FHLMC and LOC; FHLMC)	0.46	6/7/10	920,000	[a,b]	920,000

The Fund	15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
California (continued)
Puttable Floating Option Tax
Exempt Receipts (California
Statewide Communities
Development Authority, Revenue
(Japanese American National
Museum)) (Liquidity Facility;
Merrill Lynch Capital Services
and LOC; Merrill Lynch
Capital Services)	0.54	6/7/10	3,700,000	[a,b]	3,700,000
Puttable Floating Option Tax
Exempt Receipts (San Jose
Redevelopment Agency, MFHR
(101 San Fernando Apartments))
(Liquidity Facility; FHLMC and
LOC; FHLMC)	0.41	6/7/10	22,000,000	[a,b]	22,000,000
Riverside County Industrial
Development Authority, IDR
(Trademark Plastics Inc.
Project) (LOC; California State
Teachers Retirement System)	0.41	6/7/10	4,275,000	[a]	4,275,000
Riverside County Industrial
Development Authority, IDR
(TRM Manufacturing Inc.
Project) (LOC; FHLB)	0.45	6/7/10	4,500,000	[a]	4,500,000
Riverside County Transportation
Commission, Sales Tax Revenue
(Liquidity Facility; JPMorgan
Chase Bank)	0.29	6/7/10	3,000,000	[a]	3,000,000
Southern California Public Power
Authority, Transmission
Project Revenue, Refunding
(Southern Transmission
Project) (Insured; Assured
Guaranty Municipal Corp.
and Liquidity Facility;
Westdeutsche Landesbank)	0.40	6/7/10	31,800,000	[a]	31,800,000
Tulare-Porterville Schools
Financing Authority, COP
(Refinancing Project)
(Insured; Assured Guaranty
Municipal Corp. and Liquidity
Facility; Dexia Credit Locale)	0.34	6/7/10	6,075,000	[a]	6,075,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
U.S. Related—2.5%
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(Liquidity Facility; Citibank NA)	0.31	6/7/10	3,700,000	[a,b]	3,700,000
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(Liquidity Facility; Citibank NA)	0.31	6/7/10	5,000,000	[a,b]	5,000,000
Puttable Floating Option Tax
Exempt Receipts (Puerto Rico
Highways and Transportation
Authority, Highway Revenue)
(Liquidity Facility; Dexia
Credit Locale and LOC; Dexia
Credit Locale)	0.54	6/7/10	4,925,000	[a,b]	4,925,000

Total Investments (cost $547,867,938)			98.7%		547,867,938

Cash and Receivables (Net)			1.3%		7,031,105

Net Assets			100.0%		554,899,043

a Variable rate demand note—rate shown is the interest rate in effect at May 31, 2010. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2010, these securities amounted to $65,440,000 or 11.8% of net assets.

The Fund	17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Abbreviations

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond	ARRN	Adjustable Rate Receipt Notes
Assurance Corporation
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance
Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage	FNMA	Federal National
	Corporation		Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National	GO	General Obligation
Mortgage Association
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	PUTTERS Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†
F1+,F1		VMIG1,MIG1,P1		SP1+,SP1,A1+,A1	99.1
Not Rated[c]		Not Rated[c]		Not Rated[c]	.9
					100.0

† Based on total investments.
c Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.

See notes to financial statements.

The Fund	19

STATEMENT OF ASSETS AND LIABILITIES
May 31, 2010 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	547,867,938	547,867,938
Cash		7,088,087
Interest receivable		903,092
Prepaid expenses		38,598
		555,897,715
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(c)		202,189
Payable for shares of Beneficial Interest redeemed		735,260
Accrued expenses		61,223
		998,672
Net Assets ($)		554,899,043
Composition of Net Assets ($):
Paid-in capital		554,899,043
Net Assets ($)		554,899,043

Net Asset Value Per Share
	Class A	Class B
Net Assets ($)	496,851,046	58,047,997
Shares Outstanding	496,654,585	58,020,892
Net Asset Value Per Share ($)	1.00	1.00

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended May 31, 2010 (Unaudited)

Investment Income ($):
Interest Income	1,114,758
Expenses:
Management fee—Note 2(a)	1,401,830
Shareholder servicing costs—Note 2(c)	221,936
Distribution and prospectus fees—Note 2(b)	67,694
Professional fees	37,123
Custodian fees—Note 2(c)	33,764
Registration fees	27,465
Trustees’ fees and expenses—Note 2(d)	15,685
Prospectus and shareholders’ reports	14,515
Miscellaneous	15,405
Total Expenses	1,835,417
Less—reduction in expenses due to undertaking—Note 2(a)	(702,350)
Less—reduction in shareholder servicing costs
due to undertaking—Note 2(c)	(18,783)
Less—reduction in fees due to earnings credits—Note 1(b)	(166)
Net Expenses	1,114,118
Investment Income—Net, representing net
increase in net assets resulting from operations	640

See notes to financial statements.

The Fund	21

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2010	Year Ended
	(Unaudited)	November 30, 2009
Operations ($):
Investment Income-Net, representing net increase
in net assets resulting from operations	640	2,023,859
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(628)	(2,051,968)
Class B Shares	(12)	(26,657)
Total Dividends	(640)	(2,078,625)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Class A Shares	813,914,573	2,416,171,994
Class B Shares	98,974,621	219,446,844
Dividends reinvested:
Class A Shares	572	1,825,890
Class B Shares	12	26,657
Cost of shares redeemed:
Class A Shares	(855,839,504)	(2,780,872,835)
Class B Shares	(112,770,459)	(230,271,353)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(55,720,185)	(373,672,803)
Total Increase (Decrease) in Net Assets	(55,720,185)	(373,727,569)
Net Assets ($):
Beginning of Period	610,619,228	984,346,797
End of Period	554,899,043	610,619,228

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
	May 31, 2010		Year Ended November 30,
Class A Shares	(Unaudited)	2009	2008	2007	2006	2005
Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.000[a]	.002	.019	.031	.028	.017
Distributions:
Dividends from
investment income—net	(.000)[a]	(.002)	(.019)	(.031)	(.028)	(.017)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.00[b,c]	.24	1.94	3.12	2.87	1.74
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.60[c]	.62	.58	.58	.58	.59
Ratio of net expenses
to average net assets	.40[c]	.58	.57	.58	.58[d]	.59[d]
Ratio of net investment income
to average net assets	.00[b,c]	.27	1.84	3.07	2.84	1.75
Net Assets, end of period
($ x 1,000)	496,851 538,776		901,709	528,101	426,232	327,729

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.
c	Annualized.
d	Expense waivers and/or reimbursements amounted to less than .01%.

See notes to financial statements.

The Fund	23

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
	May 31, 2010		Year Ended November 30,
Class B Shares	(Unaudited)	2009	2008	2007	2006	2005
Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.000[a]	.000[a]	.015	.027	.024	.013
Distributions:
Dividends from
investment income—net	(.000)[a]	(.000)[a]	(.015)	(.027)	(.024)	(.013)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.00[b,c]	.03	1.51	2.69	2.46	1.33
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.06[c]	1.08	1.05	1.05	1.05	1.06
Ratio of net expenses
to average net assets	.40[c]	.79	1.00	1.00	1.00	1.00
Ratio of net investment income
to average net assets	.00[b,c]	.03	1.49	2.66	2.45	1.44
Net Assets, end of period
($ x 1,000)	58,048	71,843	82,638	92,762	78,168	64,598

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.
c	Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

General California Municipal Money Market Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company. The fund’s investment objective is to maximize current income exempt from federal and California state personal income taxes, to the extent consistent with the preservation of capital and the maintenance of liquidity.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in the following classes of shares: Class A and Class B. Class A and Class B shares are identical except for the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Class B shares are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the Act and Class A and Class B shares are subject to a Shareholder Services Plan. In addition, Class B shares are charged directly for sub-accounting services provided by Service Agents (a securities dealer, financial institution or other industry professional) at an annual rate of .05% of the value of the average daily net assets of Class B shares. During the period ended May 31, 2010, sub-accounting service fees amounted to $16,598 for Class B shares and are included in Shareholder servicing costs in the Statement of Operations. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Fund	25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for
identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of May 31, 2010 in valuing the fund’s investments:

Short-Term
Valuation Inputs	Investments ($)†
Level 1—Unadjusted Quoted Prices	—
Level 2—Other Significant Observable Inputs	547,867,938
Level 3—Significant Unobservable Inputs	—
Total	547,867,938

†	See Statement of Investments for additional detailed categorizations.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis.

The Fund	27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2010, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended November 30, 2009 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2009 was as follows: tax exempt income $2,023,859, ordinary income $12,873 and long-term capital gains $41,893.The tax character of current year distributions will be determined at the end of the current fiscal year.

At May 31, 2010, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (See the Statement of Investments).

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceed 1 1 / 2 % of the value of the fund’s average daily net assets, the fund may deduct from payments to be made to the Manager, or the Manager will bear such excess expense. During the period ended May 31, 2010, there was no expense reimbursement pursuant to the Agreement.

The Manager has undertaken to reimburse expenses in the event that current yields drop below a certain level. Such limitation may fluctuate daily, is voluntary and not contractual and may be terminated at any time. The expense reimbursement, pursuant to the undertaking amounted to $502,556 for Class A and $199,794 for Class B shares during the period ended May 31, 2010.

The Fund	29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(b) Under the Distribution Plan with respect to Class B (“Distribution Plan”), adopted pursuant to Rule 12b-1 under the Act, Class B shares bear directly the cost of preparing, printing and distributing prospectuses and statements of additional information and of implementing and operating the Distribution Plan, such aggregate amount not to exceed in any fiscal year of the fund, the greater of $100,000 or .005% of the average daily net assets of Class B shares. In addition, Class B shares reimburse the Distributor for payments made to third parties for distributing Class B shares at an annual rate not to exceed .20% of the value of the average daily net assets of Class B shares. During the period ended May 31, 2010, Class B shares were charged $67,694 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan with respect to Class A (“Class A Shareholder Services Plan”),Class A shares reimburse the Distributor an amount not to exceed an annual rate of .25% of the value of the average daily net assets of Class A shares for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class A shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended May 31, 2010, Class A shares were charged $84,311 pursuant to the Class A Shareholder Services Plan.

Under the Shareholder Services Plan with respect to Class B (“Class B Shareholder Services Plan”), Class B shares pay the Distributor at an annual rate of .25% of the value of the average daily net assets of Class B shares for servicing shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class B shares and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents in respect of their services.The Distributor determines the amounts to be paid to Service Agents.

The Manager had undertaken from December 1, 2009 through May 31, 2010 to reduce the expenses of Class B shares, if the aggregate expenses of Class B shares, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceeded an annual rate of 1% of the value of the average daily net assets of Class B shares. Such expense limitations are voluntary, temporary and may be revised or terminated at any time. During the period ended May 31, 2010, Class B shares were charged $82,988 pursuant to the Class B Shareholder Services Plan, of which $18,783 was reimbursed by the Manager.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended May 31, 2010, the fund was charged $27,624 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended May 31, 2010, the fund was charged $2,739 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $166.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended May 31, 2010, the fund was charged $33,764 pursuant to the custody agreement.

During the period ended May 31, 2010, the fund was charged $2,742 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $221,291 Rule 12b-1 distribution plan fees $10,239, shareholder ser-

The Fund	31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

vices plan fees $15,359, custodian fees $26,861, chief compliance officer fees $3,656 and transfer agency per account fees $13,980, which are offset against an expense reimbursement currently in effect in the amount of $89,197.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Securities Transactions:

The fund is permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees. The procedures have been designed to ensure that any purchase or sale of securities by the fund from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment adviser), common Trustee and/or common officers, complies with Rule 17a-7 of the Act. During the period ended May 31, 2010, the fund engaged in purchases and sales of securities pursuant to Rule 17a-7 of the Act amounting to $151,325,000 and $154,715,000, respectively.

For More Information

Telephone 1-800-645-6561

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 E-mail Send your request to info@dreyfus.com Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

Item 2.	Code of Ethics.
Not applicable.
Item 3.	Audit Committee Financial Expert.
Not applicable.
Item 4.	Principal Accountant Fees and Services.
Not applicable.
Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Investments.
(a)	Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable. [CLOSED END FUNDS ONLY]
Item 10.	Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures applicable to Item 10.
Item 11.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General California Municipal Money Market Fund

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak,
President

Date:	July 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak,
President

Date:	July 23, 2010

By:	/s/ James Windels
James Windels,
Treasurer

Date:	July 23, 2010

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)